Accounts payable and accrued liabilities	6 Months Ended
Jun. 30, 2020
Accounts Payable And Accrued Liabilities [Abstract]
Accounts Payable And Accrued Liabilities
5. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
The balance of accounts payable and accrued liabilities at June 30, 2020 is $8,376,796 (December 31, 2019 – $11,412,896). The majority of the payables relate to amounts owed to the Company’s product development suppliers amounting to $6,185,381, with $1,572,920 relating to insurance, legal and audit and the balance relating to regular business operations.
Naglreiter Consulting Litigation
In late 2019, the Company became involved in litigation with Naglreiter Consulting, LLC. On June 8, 2020, the Company entered into a settlement agreement pursuant to which (i) a sum of $1,050,000 was paid to Naglreiter, (ii) Naglreiter returned certain personal property and related electronic data in its possession, (iii) and the pending litigation was dismissed. The Company recognized a gain on settlement of $1,839,626 in the period.